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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2005
                                               -----------------------------

Check here if Amendment / /;      Amendment Number:
                                                    ------------
   This Amendment (Check only one.):       / /  is a restatement.
                                           / /  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             McCarthy Group Advisors, L.L.C.
                  ------------------------------------------------------
Address:          1125 South 103rd Street, Suite 250
                  ------------------------------------------------------
                  Omaha, Nebraska
                  ------------------------------------------------------
                  68124
                  ------------------------------------------------------

Form 13F File Number:   28-  10977
                            ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Andrea McMahon
                  -------------------------------------------------------
Title:            Treasurer
                  -------------------------------------------------------
Phone:            (402) 393-1300
                  -------------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Andrea McMahon           Omaha, Nebraska         8/5/05
         ----------------------     ---------------------   -------------
            [Signature]                 [City, State]          [Date]

Report type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

/ / 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

          Form 13F File Number             Name

          28-
               -------------------         ------------------------------------
          [Repeat as necessary.]


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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
                                              ------------------------------

Form 13F Information Table Entry Total:       87
                                              ------------------------------

Form 13F Information Table Value Total:       $194,431
                                              ------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.              Form 13F File Number       Name

          NONE           28-  10990                   MGA Holdings, L.L.C.
          ----------         ------------------       --------------------------

          [Repeat as necessary.]

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McCarthy Group Advisors, L.L.C.
FORM 13F
30-Jun-05

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
                                                                                                 Voting Authority

                                 Title of                    Value    Shares/ Sh/  Put/ Invstmt  Other
Name of Issuer                   class        CUSIP         (x$1000)  Prn Amt Prn  Call Dscretn  Managers  Sole    Shared   None
--------------                   -----        -----         --------  ------- ---  ---- -------  --------  ----    ------   ----
Allmerica Financial Corp         COM          019754100        2370     63901 SH        Defined  1           61761             2140
Alltel Corp                      COM          020039103        2279     36599 SH        Defined  1           32331             4268
American Ecology Corp            COM          025533407         835     46625 SH        Defined  1           46625
American Equity Invt Life        COM          025676206         609     51300 SH        Defined  1           51300
Amer Intl Group Inc              COM          026874107        3347     57615 SH        Defined  1           55455             2160
Apria Healthcare Group Inc.      COM          037933108        2115     61043 SH        Defined  1           60543              500
Applied Materials Inc            COM          038222105        3411    210823 SH        Defined  1          202903             7920
Bandag, Inc.                     COM          059815100        1536     33346 SH        Defined  1           33346
Berkshire Hathaway Inc Cl B      COM          084670207        5291      1901 SH        Defined  1            1777              124
Caremark Rx Inc                  COM          141705103        3575     80311 SH        Defined  1           72087             8224
Carnival Cruise Lines - Cl A     COM          143658300         221      4057 SH        Defined  1            2727             1330
Carriage Services Inc            COM          143905107        2563    423700 SH        Defined  1          423700
Cendant Corp                     COM          151313103        3228    144310 SH        Defined  1          136048             8262
Century Telephone Enterprise I   COM          156700106         433     12500 SH        Defined  1           12000              500
Coca-Cola Co                     COM          191216100        2917     69880 SH        Defined  1           66570             3310
Conmed Corp                      COM          207410101        2172     70594 SH        Defined  1           68302             2292
Convergys Corp                   COM          212485106        2405    169126 SH        Defined  1          161381             7745
Corinthian Colleges              COM          218868107        1949    152650 SH        Defined  1          152650
Coventry Health Care, Inc.       COM          222862104         609      8602 SH        Defined  1            7668              934
Emmis Broadcasting Corp Cl A     COM          291525103         310     17520 SH        Defined  1           13895             3625
ENGlobal Corp                    COM          293306106         793    210900 SH        Defined  1          210900
eSPEED Inc CL A                  COM          296643109        1470    164966 SH        Defined  1          164966
Ethan Allen Interiors            COM          297602104        1415     42240 SH        Defined  1           42240
Fair Isaac & Co Inc              COM          303250104        4659    127655 SH        Defined  1          123040             4615
Freddie Mac                      COM          313400301         287      4396 SH        Defined  1            3784              612
Federated Investors Inc Pa CL    COM          314211103        2192     73040 SH        Defined  1           71590             1450
Fifth Third Bancorp              COM          316773100        4186    101680 SH        Defined  1           97155             4525
First Data Corp                  COM          319963104        4122    102698 SH        Defined  1           93537             9161
Fisher Scientific Intl           COM          338032204        3646     56172 SH        Defined  1           51271             4901
Gevity HR Inc                    COM          374393106        1514     75600 SH        Defined  1           75600
Henry Jack & Assoc Inc           COM          426281101        1117     61000 SH        Defined  1           61000
Horace Mann Educators            COM          440327104        1694     90002 SH        Defined  1           88450             1552
Intuit, Inc.                     COM          461202103        3387     75078 SH        Defined  1           71196             3882
iShares Lehman Aggregate Bond    COM          464287226         681      6592 SH        Defined  1            5868              724
iShares Goldman Sachs InvesTop   COM          464287242         335      2990 SH        Defined  1            2295              695
iShares Lehman 1-3 Year Treasu   COM          464287457         755      9292 SH        Defined  1            3997             5295
Ishares S & P Small Cap 600      COM          464287804         413      7500 SH        Defined  1            7500
Jackson Hewitt Tax Service       COM          468202106        2871    121454 SH        Defined  1          120813              641
Johnson & Johnson                COM          478160104        2456     37785 SH        Defined  1           34588             3197
Kaydon Corp.                     COM          486587108        2399     86125 SH        Defined  1           84772             1353
Liberty Global, Inc.             COM          530555101         213      4575 SH        Defined  1            4520               55
Liberty Media Corp Cl A          COM          530718105        5176    507965 SH        Defined  1          470201            37764
Manhattan Associates Inc         COM          562750109        2514    130862 SH        Defined  1          123872             6990
Merck & Co                       COM          589331107        2462     79922 SH        Defined  1           76079             3843
Mohawk Industries Inc.           COM          608190104        2300     27882 SH        Defined  1           26327             1555
NCO Group Inc                    COM          628858102        2354    108851 SH        Defined  1          106027             2824
Newfield Exploration Cos         COM          651290108        1047     26252 SH        Defined  1           24860             1392
Novell Inc                       COM          670006105        4692    756730 SH        Defined  1          725148            31582
Omnicare Inc                     COM          681904108        4782    112695 SH        Defined  1          104595             8100
Pepsico Inc                      COM          713448108        3250     60259 SH        Defined  1           53417             6842
Pfizer Inc                       COM          717081103        3252    117895 SH        Defined  1          112530             5365
Redwood Trust, Inc.              COM          758075402         491      9512 SH        Defined  1            7707             1805
Republic Services Inc            COM          760759100        3282     91131 SH        Defined  1           83585             7546
Schering Plough Corp             COM          806605101        1345     70589 SH        Defined  1           63081             7508
Scotts Miracle-Gro Co. Class A   COM          810186106        2856     40111 SH        Defined  1           38597             1514
Stewart Enterprises Inc Cl. A    COM          860370105        2602    400350 SH        Defined  1          389388            10962
3Com Corporation                 COM          885535104        2546    701424 SH        Defined  1          669998            31426
Tyco Intl Ltd                    COM          902124106        3041    104142 SH        Defined  1           96073             8069
Wash Mutual Inc                  COM          939322103        3225     79250 SH        Defined  1           74241             5009


Waste Connections Inc            COM          941053100        2527     67778 SH        Defined  1           64435             3343
AmerisourceBergen Corp           COM          03073e105        3474     50242 SH        Defined  1           46208             4034
Benchmark Electronics            COM          08160h101        2273     74718 SH        Defined  1           73607             1111
Cabot Microelectronics Corp      COM          12709p103        2769     95510 SH        Defined  1           91982             3528
Coinstar Inc                     COM          19259p300         648     28617 SH        Defined  1           28617
Comcast Corporation Class A      COM          20030n101        5292    172546 SH        Defined  1          157571            14975
Comverse Technologies CV         CONV         205862AJ4          64     65000 PRN       Defined  1                            65000
Concorde Career Colleges Inc     COM          20651H201        1631    119465 SH        Defined  1          119465
Devon Energy Corporation         COM          25179M103        2050     40444 SH        Defined  1           39129             1315
Eresearch Technology             COM          29481v108        1697    126767 SH        Defined  1          126767
FEI Company                      CONV         30241LAB5         129    130000 PRN       Defined  1           40000            90000
Firstservice Corp                COM          33761n109        2126    106470 SH        Defined  1          106470
IAC/InterActiveCorp              COM          44919P102        3677    153090 SH        Defined  1          146575             6515
ITT Educational Services, Inc.   COM          45068b109        4001     74901 SH        Defined  1           72161             2740
Intrado, Inc.                    COM          46117a100         986     66137 SH        Defined  1           63405             2732
Laboratory Corporation Of Amer   COM          50540r409        2463     49352 SH        Defined  1           45310             4042
Level 3 Communications, Inc.     COM          52729n100          55     27046 SH        Defined  1           13271            13775
LifePoint Hospitals, Inc.        COM          53219l109         871     17238 SH        Defined  1           17238
Moneygram Intl Inc               COM          60935y109        2591    135506 SH        Defined  1          131221             4285
NIC, Inc.                        COM          62914b100         529    114407 SH        Defined  1           22407            92000
Netiq Corp                       COM          64115p102        2099    185304 SH        Defined  1          176781             8523
Odyssey Healthcare Inc           COM          67611v101        3925    272189 SH        Defined  1          262764             9425
Par Pharmaceutical Co            COM          69888p106        1562     49115 SH        Defined  1           49115
Standard & Poor's 500 Deposito   COM          78462f103        3545     29749 SH        Defined  1           29749
Sensient Technologies Corp       COM          81725t100        1560     75715 SH        Defined  1           75715
WCA Waste Corp.                  COM          92926k103        1966    222200 SH        Defined  1          222200
Waste Management                 COM          94106l109        3700    130552 SH        Defined  1          121406             9146
Fresh Del Monte Produce Inc.     COM          G36738105        2220     82468 SH        Defined  1           78486             3982
REPORT SUMMARY                             87 DATA RECORDS   194431           1    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED